Cash and cash equivalents	12 Months Ended
Mar. 31, 2018
Cash And Cash Equivalents [Abstract]
Cash and cash equivalents

22. Cash and cash equivalents

At 31 March	2018 £m	2017 £m	2016 £m

Cash at bank and in hand	439	467	893
Cash equivalents
Loans and receivables
US deposits	26	32	44
UK deposits	31	1	20
Other deposits	25	26	32
Total cash equivalents	82	59	96
Total cash and cash equivalents	521	526	989
Bank overdrafts (note 23)	(29)	(17)	(537)
Cash and cash equivalents per the cash flow statement	492	509	452

The group’s cash and cash equivalents include restricted cash of £32m (2016/17: £43m, 2015/16: £51m), of which £29m (2016/17: £41m, 2015/16: £44m) was held in countries where local capital or exchange controls currently prevent us from accessing cash balances. The remaining balance of £3m (2016/17: £2m, 2015/16: £7m) was held in escrow accounts, or in commercial arrangements akin to escrow.

Cash equivalents are classified as loans and receivables and are held on the group balance sheet at amortised cost which equates to fair value.